Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations
	In operation	To be delivered	Total
June 30, 2017	$86,011	$14,217	$100,228
June 30, 2018	83,037	23,433	106,470
June 30, 2019	74,786	23,433	98,219
June 30, 2020	68,331	23,497	91,828
June 30, 2021	47,230	23,433	70,663
June 30, 2022 and thereafter	57,199	93,839	151,038
Total	$416,594	$201,852	$618,446